Consolidated statement of cash flows - additional details - Cash flows arising from acquisitions of businesses (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Cash Flow Statement [Abstract]
Net assets recognized as a result of business combinations	$ 0	$ 0	$ (418)
Payables contingent consideration	0	0	135
Cash flows	$ 0	$ 0	$ (283)